Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows From Operating Activities:
Net income (loss)	$ (194,550)		$ (64,529)		$ (122,529)		$ (125,480)		$ 80,702
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization, and depletion	91,338		94,182		132,363		127,367		132,682
Amortization of debt issuance costs	3,697	[1]	3,776	[1]	5,036	[1]	5,290	[1]	5,264	[1]
Accretion of discount on long-term debt	1,288		3,070		4,101		3,721		2,081
Loss (gain) on early extinguishment of debt, net	8,244		26,091		26,091		(255)		(31,266)
Loss (gain) on disposal of fixed assets	(1,406)		214		323		3		533
Restructuring and other charges	75,676
Goodwill impairment					10,551
Equity award expense	2,250		1,829		2,420		1,667		632
Change in unrealized losses on derivatives, net									27,378
Other - net	(1,436)		(1,001)		(6,132)		(4,691)		532
Changes in assets and liabilities:
Accounts receivable	13,986		(17,815)		(21,201)		(2,723)		(21,752)
Inventories	12,128		(56,933)		(24,360)		19,885		27,855
Prepaid expenses and other assets	(5,623)		(5,195)		(801)		8,076		(17,363)
Accounts payable	(17,117)		4,147		(14,185)		23,778		(16,344)
Accrued liabilities	(25,420)		(35,469)		22,885		19,183		(10,799)
Net cash provided by (used in) operating activities	(36,945)		(47,633)		14,562		75,821		180,135
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets	1,562		228		228		453		83
Transfers (to) from restricted cash, net	589		20,453		23,839		(25,073)
Capital expenditures	(46,751)		(67,831)		(90,272)		(73,646)		(34,216)
Net cash used in investing activities	(44,600)		(47,150)		(66,205)		(98,266)		(34,133)
Cash Flows From Financing Activities:
Borrowings on revolving credit facilities	107,500
Payments on revolving credit facilities	(72,500)
Proceeds from long-term debt	341,191		394,618		394,618		27,438		352,837
Debt issuance costs	(24,265)		(10,838)		(10,800)		(1,971)		(10,270)
Repayments of long-term debt	(354,984)		(389,998)		(389,998)				(442,868)
Cash distributions	(63)				(88)		(78)		(15,459)
Net cash provided by (used in) financing activities	(3,121)		(6,218)		(6,268)		25,389		(115,760)
Change in cash and cash equivalents	(84,666)		(101,001)		(57,911)		2,944		30,242
Cash and cash equivalents at beginning of period	94,795		152,706		152,706		149,762		119,520
Cash and cash equivalents at end of period	$ 10,129		$ 51,705		$ 94,795		$ 152,706		$ 149,762

[1]	Amortization of debt issuance cost is included in interest expense.